Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - beginning of period	$ (11,597)	$ (7,168)	$ (2,996)
Other comprehensive income (loss) before reclassifications	(2,670)	(4,434)	(4,187)
Amounts reclassified from accumulated other comprehensive income (loss)	35	5	15
Balances - end of period	(14,232)	(11,597)	(7,168)
Currency translation and other
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - beginning of period	(11,690)	(7,011)	(2,999)
Other comprehensive income (loss) before reclassifications	(2,672)	(4,679)	(4,012)
Balances - end of period	(14,362)	(11,690)	(7,011)
Net investment hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - beginning of period	1,022	656	277
Other comprehensive income (loss) before reclassifications	413	366	379
Balances - end of period	1,435	1,022	656
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - beginning of period	(336)	(134)	336
Other comprehensive income (loss) before reclassifications	(22)	(217)	(496)
Amounts reclassified from accumulated other comprehensive income (loss)	43	15	26
Balances - end of period	(315)	(336)	(134)
Minimum pension liability
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - beginning of period	(593)	(679)	(610)
Other comprehensive income (loss) before reclassifications	(389)	96	(58)
Amounts reclassified from accumulated other comprehensive income (loss)	(8)	(10)	(11)
Balances - end of period	$ (990)	$ (593)	$ (679)